CONSOLIDATED FINANCIAL STATEMENT DETAILS - Accounts payable and accrued liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2024	Dec. 31, 2023
CONSOLIDATED FINANCIAL STATEMENT DETAILS
Trade payables	$ 83.9	$ 113.7
Accrued liabilities	303.0	283.1
Employee related accrued liabilities	156.1	134.7
Total accounts payable and accrued liabilities	543.0	531.5
Accrued interest payable	$ 31.1	$ 36.3